Summary of Significant Accounting Policies (Details 5) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 09, 2012	Dec. 31, 2011	Nov. 04, 2011
Changes in the warrant liability
Opening Balance		$ 1,178,000		$ 3,152,000
Decrease in fair value	(1,974,000)	(675,000)	1,974,000
Amount Transfer to stockholders' equity		(503,000)
Closing Balance	$ 1,178,000	$ 0	$ 1,178,000	$ 3,152,000